N-2 - USD ($)			3 Months Ended
		Dec. 29, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cover [Abstract]
Entity Central Index Key		0000794685
Amendment Flag		false
Entity Inv Company Type		N-2
Investment Company Act File Number		811-04700
Document Type		N-2ASR
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		68
Entity Registrant Name		THE GABELLI EQUITY TRUST INC.
Entity Address, Address Line One		One Corporate Center
Entity Address, City or Town		Rye
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10580-1422
City Area Code		(800)
Local Phone Number		422-3554
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Sales Load (as a percentage of offering price)	1.86	%(1)
Offering Expenses (excluding Preferred Stock Offering Expenses) (as a percentage of offering price)	0.23	%(1)
Dividend Reinvestment Plan Fees	None	(2)
Voluntary Cash Purchase Plan Purchase Transaction Fee	$0.75	(2)
Voluntary Cash Purchase Plan Sale Transaction Fee	$2.50	(2)
Preferred Stock Offering Expenses (as a percentage of net assets attributable to common stock)	0.04	%(3)

Sales Load [Percent]	[1]	1.86%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.04%
Other Transaction Expenses [Percent]	[1]	0.23%
Annual Expenses [Table Text Block]

	Percentage of Net Assets Attributable to Common Stock
Annual Expenses
Management Fees	1.37	%(4)
Interest on Borrowed Funds	None
Other Expenses	0.16	%(5)

Total Annual Expenses	1.53%
Dividends on Preferred Stock	2.17	%(6)

Total Annual Expenses and Dividends on Preferred Stock	3.70%

(1)	Estimated maximum amount based on offering of $300 million in shares of common stock and $200 million in shares of preferred stock. The estimates assume a 1.00% sales load on common stock and $1,150,000 in common offering expenses, and 3.15% sales load on preferred stock and $720,000 in preferred offering expenses. The sales load on preferred stock is an expense borne by the Fund and indirectly by the holders of its common stock. Actual sales loads and offering expenses may be higher or lower than these estimates and will be set forth in the Prospectus Supplement if applicable.
(2)	There are no fees charged to stockholders for participating in the Fund’s Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan. However, stockholders participating in the Plan that elect to make additional cash purchases under the Plan would pay $0.75 per transaction plus a per share fee (which includes any applicable brokerage commissions) to purchase shares and $2.50 per transaction plus a per share fee (which includes any applicable brokerage commissions) to sell shares. See “Automatic Dividend Reinvestment and Voluntary Cash Purchase Plans.”
(3)	Assumes issuance of $200 million in liquidation preference of fixed rate preferred stock, net assets attributable to common stock of approximately $1.77 billion (which includes the issuance of $300 million in common stock) and $720,000 in preferred offering expenses. The actual amounts in connection with any offering will be set forth in the Prospectus Supplement if applicable.
(4)	The Investment Adviser’s fee is 1.00% annually of the Fund’s average weekly net assets. The Fund’s average weekly net assets will be deemed to be the average weekly value of the Fund’s total assets minus the sum of the Fund’s liabilities (such liabilities exclude (i) the aggregate liquidation preference of outstanding shares of preferred stock and accumulated dividends, if any, on those shares and (ii) the liabilities for any money borrowed). Consequently, because the Fund has preferred stock outstanding, the investment management fees and other expenses as a percentage of net assets attributable to common stock will be higher than if the Fund did not utilize a leveraged capital structure.
(5)	“Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuances.
(6)	Dividends on Preferred Stock represent the aggregate of (1) the estimated annual distributions on the existing preferred stock outstanding and (2) the distributions that would be made assuming $200 million of preferred stock is issued with a fixed dividend rate of 6.00%. There can, of course, be no guarantee that any preferred stock would be issued or, if issued, the terms thereof.

Management Fees [Percent]	[4]	1.37%
Interest Expenses on Borrowings [Percent]		0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	0.16%
Total Annual Expenses [Percent]		1.53%
Waivers and Reimbursements of Fees [Percent]	[6]	2.17%
Net Expense over Assets [Percent]		3.70%
Expense Example [Table Text Block]

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$60	$136	$214	$417

*	The example should not be considered a representation of future expenses. The example is based on Total Annual Expenses and Dividends on Preferred Stock shown in the table above and assumes that the amounts set forth in the table do not change and that all distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

The above example includes Dividends on Preferred Stock. If Dividends on Preferred Stock were not included in the example calculation, the expenses would be as follows (based on the same assumptions as above).

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$38	$69	$104	$200

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVES AND POLICIES

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Additional Fund Information – Summary of Updated Information Regarding the Fund – Investment Objective and Strategies,” which is incorporated by reference herein, for a discussion of the Fund’s investment objectives and policies.

Risk Factors [Table Text Block]

RISK FACTORS AND SPECIAL CONSIDERATIONS

Risk is inherent in all investing. Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Additional Information – Summary of Updated Information Regarding the Fund – Principal Risk Factors,” which is incorporated by reference herein, for a discussion of investing in the Fund. You should carefully consider those risks and the risk described below. As of the date of this Prospectus, the Fund is classified as a “diversified” investment company under the 1940 Act. Accordingly, the risk factor entitled “Non-Diversified Status” included in the Fund’s most recent annual report referenced above is no longer applicable.

Share Price [Table Text Block]

The Fund’s outstanding common stock is listed and traded on the NYSE under the symbol “GAB.” The average weekly trading volume of the common stock on the NYSE during the period from January 1, 2022 through December 31, 2022 was 2,642,587 shares. The Fund determines its NAV on a daily basis. The following table sets forth, for the quarters indicated, the highest and lowest daily closing prices on the NYSE per common share, and the NAV per common share and the premium to or discount from NAV, on the date of each of the high and low market prices. The table also sets forth the number of common shares traded on the NYSE during the respective quarters.

	Market Price		Corresponding Net Asset Value (“NAV”) Per Share		Corresponding Premium or Discount as a % of NAV
Quarter Ended	High	Low	High	Low	High	Low
March 31, 2021	$7.05	$6.07	$6.67	$5.78	5.70%	5.02%
June 30, 2021	$7.54	$6.67	$6.83	$6.48	10.40%	2.93%
September 30, 2021	$7.07	$6.52	$6.62	$6.26	6.80%	4.15%
December 31, 2021	$7.37	$6.64	$6.46	$6.28	14.09%	5.73%
March 31, 2022	$7.24	$6.76	$6.45	$5.79	12.25%	16.75%
June 30, 2022	$7.05	$5.54	$5.95	$4.73	18.49%	17.12%
September 30, 2022	$6.53	$5.50	$5.37	$4.47	21.60%	23.04%
December 31, 2022	$6.16	$4.97	$5.53	$4.54	11.39%	9.47%
March 31, 2023	$5.99	$5.41	$5.53	$4.93	8.32%	9.74%
June 30, 2023	$5.80	$5.33	$5.30	$5.02	9.43%	6.18%
September 30, 2023	$5.87	$5.13	$5.30	$4.79	10.75%	7.10%

On December 28, 2023, the last reported price for our common shares was $5.13 and the net asset value per share on December 28, 2023 was $5.21 per share. Accordingly, our common stock traded at a discount to net asset value of -1.54% on December 28, 2023.

The Fund’s net asset value per share will be reduced immediately following the offering of common stock by the amount of the sales load and offering expenses paid by the Fund. See “Use of Proceeds.” Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a stockholder determines to buy additional shares of common stock or sell shares already held, the stockholder may do so by trading through a broker on the NYSE or otherwise.

Shares of closed-end investment companies often trade on an exchange at prices lower than net asset value. The Fund’s shares of common stock have traded in the market at both premiums to and discounts from net asset value. Over the Fund’s thirty-seven year history, the range fluctuated from a 38% premium in 2002 to a 27% discount in 1987. Beginning in early 2001, the market price of the Fund exceeded the net asset value and this premium continued through September 2005. The previous extended period over which the premium existed occurred during the twenty month period from August 1993 to March 1995. As of September 30, 2023, the market price of the Fund closed at an approximate 7.1% premium to its net asset value. Because the market value of the common stock may be influenced by such factors as dividend and distribution levels (which are in turn affected by expenses), dividend and distribution stability, net asset value, market liquidity, relative demand for and supply of such shares in the market, unrealized gains, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot assure you that shares of common stock will trade at a price equal to or higher than net asset value in the future. The common stock is designed primarily for long term investors and you should not purchase the shares of the common stock if you intend to sell them soon after purchase.

The Fund’s common stockholders vote together with the holders of preferred stock, as a single class, to elect the Fund’s Board (other than two directors elected exclusively by holders of the Fund’s preferred stock) and, except as described below, on additional matters with respect to which the 1940 Act, the Governing Documents or resolutions adopted by the Directors provide for a vote of the Fund’s common stockholders. Holders of the Fund’s preferred stock vote together as a single class to elect two of the directors of the Fund and vote together as a single class, separately from holders of the Fund’s common stock, to approve any plan of reorganization adversely affecting the preferred stock and to approve certain amendments to the Charter, whether by merger, consolidation or otherwise, that materially and adversely affect the contract rights of the existing preferred stock as set forth in the Charter. In addition, the affirmative vote of the holders of 66 ⅔% of the outstanding shares of each class of stock of the Fund normally entitled to vote in the election of directors, each such class voting as a separate class, is required to authorize the conversion of the Fund from a closed-end to an open-end investment company. See “Anti-Takeover Provisions of the Fund’s Governing Documents.”

The Fund may repurchase its shares of common stock from time to time as and when it deems such repurchase advisable from legally available funds, subject to rights of holders of the Fund’s outstanding preferred stock and maintaining required asset coverage for each series of outstanding preferred stock. The Board has adopted a policy to authorize such repurchases when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the net asset value of the shares. Although the Board has authorized such repurchases, the Fund is not required to repurchase its shares. The policy does not limit the amount of common stock that can be repurchased. The percentage of the discount from net asset value at which share repurchases will be authorized may be changed at any time by the Board. Through December 31, 2022, the Fund has not repurchased shares of its common stock under this authorization.

Lowest Price or Bid			$ 5.13	$ 5.33	$ 5.41	$ 4.97	$ 5.50	$ 5.54	$ 6.76	$ 6.64	$ 6.52	$ 6.67	$ 6.07
Highest Price or Bid			5.87	5.80	5.99	6.16	6.53	7.05	7.24	7.37	7.07	7.54	7.05
Lowest Price or Bid, NAV			4.79	5.02	4.93	4.54	4.47	4.73	5.79	6.28	6.26	6.48	5.78
Highest Price or Bid, NAV			$ 5.30	$ 5.30	$ 5.53	$ 5.53	$ 5.37	$ 5.95	$ 6.45	$ 6.46	$ 6.62	$ 6.83	$ 6.67
Highest Price or Bid, Premium (Discount) to NAV [Percent]			10.75%	9.43%	8.32%	11.39%	21.60%	18.49%	12.25%	14.09%	6.80%	10.40%	5.70%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			7.10%	6.18%	9.74%	9.47%	23.04%	17.12%	16.75%	5.73%	4.15%	2.93%	5.02%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]

Cumulative Preferred Stock:
Auction Rate Series C Preferred
Liquidation value, end of period (in 000’s)	$62,300	$62,300	$62,300	$62,300	$72,000	$72,000
Total shares outstanding (in 000’s)	2	2	2	2	3	3
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value (h)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share (i)	$118,342	$113,590	$116,432	$111,456	$108,305	$105,562
5.875% Series D Preferred (j)
Liquidation value, end of period (in 000’s)	—	—	—	—	—	$59,097
Total shares outstanding (in 000’s)	—	—	—	—	—	2,364
Liquidation preference per share	—	—	—	—	—	$25.00
Average market value (k)	—	—	—	—	—	$25.62
Asset coverage per share (i)	—	—	—	—	—	$105.56
Auction Rate Series E Preferred
Liquidation value, end of period (in 000’s)	$27,700	$27,700	$27,700	$27,700	$28,000	$28,000
Total shares outstanding (in 000’s)	1	1	1	1	1	1
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value (h)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share (i)	$118,342	$113,590	$116,432	$111,456	$108,305	$105,562

	Six Months Ended June 30, 2023	Year Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
5.000% Series G Preferred
Liquidation value, end of period (in 000’s)	$64,647	$65,060	$69,491	$69,491	$69,495	$69,495
Total shares outstanding (in 000’s)	2,586	2,602	2,780	2,780	2,780	2,780
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (k)	$22.59	$23.59	$25.66	$25.25	$24.57	$23.92
Asset coverage per share (i)	$118.34	$113.59	$116.43	$111.46	$108.30	$105.56
5.000% Series H Preferred
Liquidation value, end of period (in 000’s)	$102,910	$103,195	$104,322	$104,322	$104,322	$104,322
Total shares outstanding (in 000’s)	4,116	4,128	4,173	4,173	4,173	4,173
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (k)	$22.64	$23.58	$25.55	$25.30	$24.68	$24.18
Asset coverage per share (i)	$118.34	$113.59	$116.43	$111.46	$108.30	$105.56
5.450% Series J Preferred (l)
Liquidation value, end of period (in 000’s)	—	—	$80,000	$80,000	$80,000	$80,000
Total shares outstanding (in 000’s)	—	—	3,200	3,200	3,200	3,200
Liquidation preference per share	—	—	$25.00	$25.00	$25.00	$25.00
Average market value (k)	—	—	$26.03	$26.00	$25.98	$25.14
Asset coverage per share (i)	—	—	$116.43	$111.46	$108.30	$105.56
5.000% Series K Preferred
Liquidation value, end of period (in 000’s)	$98,243	$98,243	$99,825	$99,825	$100,000	—
Total shares outstanding (in 000’s)	3,930	3,930	3,993	3,993	4,000	—
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	25.00	—
Average market value (k)	$22.74	$23.70	$26.40	$25.86	$25.24	—
Asset coverage per share (i)	$118.34	$113.59	$116.43	$111.46	$108.30	—
4.250% Series M Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$68,550	$68,550	$67,850	—	—	—
Total shares outstanding (in 000’s)	686	686	679	—	—	—
Liquidation preference per share	$100.00	$100.00	$100.00	—	—	—
Average market value (k)	$100.00	$100.00	$100.00	—	—	—
Asset coverage per share (i)	$473.37	$113.59	$116.43
Asset Coverage (m)	473%	454%	466%	446%	433%	422%

†	Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented there was no impact on the expense ratios.
(e)	Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee reductions for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019, and 2018 would have been 1.26%, 1.24%, 1.10%, 1.10%, 1.03%, and 1.09%, respectively.
(f)	In 2019, due to failed auctions relating to previous fiscal years, the Fund reversed accumulated auction fees. The 2019 ratio of operating expenses to average net assets attributable to common shares and the ratio of operating expenses to average net assets including liquidation value of preferred shares, excluding the reversal of auction agent fees, were 1.39% and 1.08%, respectively.
(g)	Ratio of operating expenses to average net assets including liquidation value of preferred shares net of fee reductions for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019, and 2018 would have been 1.22%, 1.20%, 1.10%, 1.10%, 1.03%, and 1.01%, respectively.
(h)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.
(i)	Asset coverage per share is calculated by combining all series of preferred stock.
(j)	The Fund redeemed and retired all of the 2,363,860 shares of Series D Preferred on December 26, 2019.
(k)	Based on weekly prices.
(l)	The Fund redeemed and retired all of the 3,200,000 shares of Series J Preferred on January 31, 2022.
(m)	Asset coverage is calculated by combining all series of preferred stock.

Other Securities [Table Text Block]

	Year Ended December 31,
	2017	2016	2015	2014	2013
Cumulative Preferred Stock:
Auction Rate Series C Preferred
Liquidation value, end of year (in 000’s)	$72,000	$72,000	$72,000	$72,000	$72,000
Total shares outstanding (in 000’s)	3	3	3	3	3
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value(d)	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(e)	$123,830	$102,426	$118,593	$136,308	$128,106
5.875% Series D Preferred
Liquidation value, end of year (in 000’s)	$59,097	$59,097	$59,097	$59,097	$59,097
Total shares outstanding (in 000’s)	2,364	2,364	2,364	2,364	2,364
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value(f)	$26.16	$26.22	$25.69	$25.21	$25.27
Asset coverage per share(e)	$123.83	$102.43	$118.59	$136.31	$128.11
Auction Rate Series E Preferred
Liquidation value, end of year (in 000’s)	$28,000	$28,000	$28,000	$28,000	$28,000
Total shares outstanding (in 000’s)	1	1	1	1	1
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value(d)	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(e)	$123,830	$102,426	$118,593	$136,308	$128,106
5.000% Series G Preferred
Liquidation value, end of year (in 000’s)	$69,495	$69,743	$69,925	$70,099	$70,373
Total shares outstanding (in 000’s)	2,780	2,791	2,797	2,804	2,815
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value(f)	$24.50	$24.67	$23.78	$23.32	$23.91
Asset coverage per share(e)	$123.83	$102.43	$118.59	$136.31	$128.11
5.000% Series H Preferred
Liquidation value, end of year (in 000’s)	$104,322	$104,494	$104,644	$104,674	$104,757
Total shares outstanding (in 000’s)	4,173	4,180	4,186	4,187	4,190
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value(f)	$24.64	$25.00	$24.33	$22.82	$23.85
Asset coverage per share(e)	$123.83	$102.43	$118.59	$136.31	$128.11
5.450% Series J Preferred
Liquidation value, end of period (in 000’s)	$80,000	$80,000	—	—	—
Total shares outstanding (in 000’s)	3,200	3,200	—	—	—
Liquidation preference per share	$25.00	$25.00	—	—	—
Average market value(f)	$25.36	$25.43	—	—	—
Asset coverage per share(e)	$123.83	$102.43	—	—	—
Asset Coverage(g)	495%	410%	474%	545%	512%

	Year Ended December 31,
	2017	2016	2015	2014	2013
Cumulative Preferred Stock:
Auction Rate Series C
Liquidation value, end of year (in 000’s)	$72,000	$72,000	$72,000	$72,000	$72,000
Total shares outstanding (in 000’s)	3	3	3	3	3
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value(c)	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$123,830	$102,426	$118,593	$136,308	$128,106
5.875% Series D
Liquidation value, end of year (in 000’s)	$59,097	$59,097	$59,097	$59,097	$59,097
Total shares outstanding (in 000’s)	2,364	2,364	2,364	2,364	2,364
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value(d)	$26.16	$26.22	$25.69	$25.21	$25.27
Asset coverage per share	$123.83	$102.43	$118.59	$136.31	$128.11
Auction Rate Series E
Liquidation value, end of year (in 000’s)	$28,000	$28,000	$28,000	$28,000	$28,000
Total shares outstanding (in 000’s)	1	1	1	1	1
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value(c)	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$123,830	$102,426	$118,593	$136,308	$128,106
5.000% Series G
Liquidation value, end of year (in 000’s)	$69,495	$69,743	$69,925	70,099	70,373
Total shares outstanding (in 000’s)	2,780	2,791	2,797	2,804	2,815
Liquidation preference per share.	$25.00	$25.00	$25.00	25.00	25.00
Average market value(d)	$24.50	$24.67	$23.78	23.32	23.92
Asset coverage per share	$123.83	$102.43	$118.59	136.31	128.11
5.000% Series H
Liquidation value, end of year (in 000’s)	$104,322	$104,494	$104,644	104,674	104,757
Total shares outstanding (in 000’s)	4,173	4,180	4,186	4,187	4,190
Liquidation preference per share.	$25.00	$25.00	$25.00	25.00	25.00
Average market value(d)	$24.64	$25.00	$24.33	22.82	23.85
Asset coverage per share	$123.83	$102.43	$118.59	136.31	128.11
Asset Coverage(e)	495%	410%	474%	545%	512%

†	Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates and adjustments for the rights offering.
††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan and adjustments for the rights offering.
(a)	Calculated based on average common shares outstanding on the record dates throughout the years.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2017, 2016, and 2015, there was no impact on the expense ratios.
(d)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.
(e)	Asset coverage per share is calculated by combining all series of preferred stock.
(f)	Based on weekly prices.
(g)	Asset coverage is calculated by combining all series of preferred stock.

Outstanding Securities [Table Text Block]

The following table shows (i) the classes of capital stock authorized, (ii) the number of shares outstanding in each class, and (iii) the number of shares authorized in each class as of December 18, 2023.

Title of Class	Amount Outstanding	Amount Authorized
Common Stock	300,659,233	337,024,900
Series C Auction Rate Preferred(1)	2,492	4,812
5.875% Series D Cumulative Preferred Stock (the “Series D Preferred”)(2)	0	636,140
Series E Auction Rate Preferred(1)	1,108	1,988
Series G Preferred	2,520,627	2,959,830
Series H Preferred	4,083,160	4,109,167
5.45% Series J Cumulative Preferred Stock (the “Series J Preferred”)(3)	0	1,300,000
Series K Preferred	3,813,640	3,813,640
Series M Preferred	685,500	1,000,000
Series N Preferred(4)	0	350,000
Preferred Stock(5)	0	18,799,523

(1)	The Fund commenced a tender offer for all of its outstanding Series C Auction Rate Preferred and Series E Auction Rate Preferred on November 16, 2023. The tender offer is scheduled to expire on January 5, 2024.
(2)	The Fund redeemed all of its outstanding Series D Preferred on December 26, 2019.
(3)	The Fund redeemed all of its outstanding Series J Preferred on January 31, 2022.

(4)	On December 1, 2023, the Fund’s Board approved an offering of up to 350,000 shares of the Series N Preferred for an aggregate maximum offering amount of up to $35,000,000. On December 12, 2023, the Fund filed Articles Supplementary with the State Department of Assessments and Taxation of Maryland classifying and designating 350,000 shares of preferred stock, without further designation as to class or series, as shares of Series N Preferred. The Series N Preferred are not registered under the Securities Act of 1933, as amended (the “Securities Act”), or listed on a securities exchange. The Fund issued 147,750 Series N Preferred in an initial closing for the offering of the Series N Preferred on December 28, 2023.
(5)	“Preferred Stock” refers to the Fund’s authorized and unissued shares of preferred stock without further designation as to class or series.

Purchase Transaction Fee [Member]
Financial Highlights [Abstract]
Senior Securities Coverage per Unit	[2]	$ 0.75
Sale Transaction Fee [Member]
Financial Highlights [Abstract]
Senior Securities Coverage per Unit	[2]	$ 2.50
Common Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 60
Expense Example, Years 1 to 3		136
Expense Example, Years 1 to 5		214
Expense Example, Years 1 to 10		$ 417
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Stock
Outstanding Security, Authorized [Shares]		337,024,900
Outstanding Security, Held [Shares]		300,659,233
Preferred Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 38
Expense Example, Years 1 to 3		69
Expense Example, Years 1 to 5		104
Expense Example, Years 1 to 10		$ 200
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]

Preferred Stock

Currently, 32,975,100 shares of the Fund’s capital stock have been classified by the Board as preferred stock, par value $0.001 per share. The Fund’s Board may reclassify authorized and unissued shares of the Fund, including shares of capital stock previously classified as common stock, as preferred stock prior to the completion of any offering. The terms of each series of preferred stock may be fixed by the Board and may materially limit and/or qualify the rights of the holders of the Fund’s common stock. As of September 30, 2023, the Fund had 2,492 outstanding shares of Series C Auction Rate Preferred, 1,108 outstanding shares of Series E Auction Rate Preferred, 2,572,905 outstanding shares of Series G Preferred, 4,116,414 outstanding shares of Series H Preferred, 3,887,650 outstanding shares of Series K Preferred and 685,500 outstanding shares of Series M Preferred. On December 28, 2023, the Fund issued 147,750 shares of Series N Preferred.

On November 16, 2023, the Fund commenced a tender offer for all of its outstanding Series C Auction Rate Preferred and Series E Auction Rate Preferred. The tender offer is scheduled to expire on January 5, 2024.

Distributions on the Series C Auction Rate Preferred accumulate at a variable maximum rate based on short term rates. At present, the maximum rate is equal to 175% of the “AA” Financial Composite Commercial Paper Rate determined on each calculation date. Prior to the failing of auctions for the Fund’s Series C Auction Rate Preferred, these securities paid dividends set at a weekly auction. The liquidation preference of the Series C Auction Rate Preferred is $25,000 per share plus accumulated but unpaid dividends (whether or not earned or declared). The Fund generally may redeem the outstanding Series C Auction Rate Preferred, in whole or in part, at any time other than during a non-call period. The Series C Auction Rate Preferred is not traded on any public exchange.

Distributions on the Series E Auction Rate Preferred accumulate at a variable maximum rate based on short term rates. At present, the maximum rate is equal to 175% of the “AA” Financial Composite Commercial Paper Rate determined on each calculation date. Prior to the failing of auctions for the Fund’s Series E Auction Rate Preferred, these securities paid dividends set at a weekly auction. The liquidation preference of the Series E Auction Rate Preferred is $25,000 per share plus accumulated but unpaid dividends (whether or not earned or declared). The Fund generally may redeem the outstanding Series E Auction Rate Preferred, in whole or in part, at any time other than during a non-call period. The Series E Auction Rate Preferred is not traded on any public exchange.

Distributions on the Series G Preferred accumulate at an annual rate of 5.00% of the liquidation preference of $25 per share plus accumulated but unpaid dividends (whether or not earned or declared), are cumulative from the date of original issuance thereof, and are payable quarterly on March 26, June 26, September 26 and December 26 of each year. The Fund’s outstanding Series G Preferred is redeemable at the liquidation preference plus accumulated but unpaid dividends (whether or not earned or declared) through the date of redemption at the option of the Fund at any time. The Series G Preferred is listed and traded on the NYSE under the symbol “GAB PrG.”

Distributions on the Series H Preferred accumulate at an annual rate of 5.00% of the liquidation preference of $25 per share plus accumulated but unpaid dividends (whether or not earned or declared), are cumulative from the date of original issuance thereof, and are payable quarterly on March 26, June 26, September 26 and December 26 of each year. The Fund’s outstanding Series H Preferred is redeemable at the liquidation preference plus accumulated but unpaid dividends (whether or not earned or declared) through the date of redemption at the option of the Fund at any time. The Series H Preferred is listed and traded on the NYSE under the symbol “GAB PrH.”

Distributions on the Series K Preferred accumulate at an annual rate of 5.00% of the liquidation preference of $25 per share plus accumulated but unpaid dividends (whether or not earned or declared), are cumulative from the date of original issuance thereof, and are payable quarterly on March 26, June 26, September 26 and December 26 of each year. The Fund’s outstanding Series K Preferred is redeemable at the liquidation preference plus accumulated but unpaid dividends (whether or not earned or declared) through the date of redemption at the option of the Fund following the expiration of the five year call protection on December 16, 2024. The Series K Preferred is listed and traded on the NYSE under the symbol “GAB PrK.”

Distributions on the Series M Preferred accumulate at an annual rate of 4.25% of the liquidation preference of $100 per share plus accumulated but unpaid dividends (whether or not earned or declared), are cumulative from the date of original issuance thereof, and are payable quarterly on March 26, June 26, September 26 and December 26 of each year. The Fund’s outstanding Series M Preferred is puttable during the 60-day period prior to March 26, 2027, is callable at our option upon not less than 30 nor more than 60 days’ prior notice at any time commencing on December 26, 2027 and thereafter, and is subject to mandatory redemption by the Fund on March 26, 2032, in each case at the liquidation preference, plus any accumulated and unpaid dividends. The Series M Preferred is not traded on any public exchange.

Distributions on the Series N Preferred accumulate at an annual rate of 5.25% of the liquidation preference of $100 per share plus accumulated but unpaid dividends (whether or not earned or declared), are cumulative from the date of original issuance thereof, and are payable semiannually June 26 and December 26 of each year, commencing on June 26, 2024. The Fund’s outstanding Series N Preferred is puttable during the 60-day period prior to each of June 26, 2024 and December 26, 2024, and is callable at our option upon 30 days’ prior notice at any time commencing on December 26, 2024 and thereafter, and is subject to mandatory redemption by the Fund on December 26, 2025, in each case at the liquidation preference, plus any accumulated and unpaid dividends. The Series N Preferred is not traded on any public exchange.

If the Fund issues any additional series of preferred stock, it will pay dividends to the holders at either a fixed rate or a rate that will be reset, as described in the Prospectus Supplement accompanying each preferred stock offering.

The following table shows (i) the classes of capital stock authorized, (ii) the number of shares outstanding in each class, and (iii) the number of shares authorized in each class as of December 18, 2023.

Title of Class	Amount Outstanding	Amount Authorized
Common Stock	300,659,233	337,024,900
Series C Auction Rate Preferred(1)	2,492	4,812
5.875% Series D Cumulative Preferred Stock (the “Series D Preferred”)(2)	0	636,140
Series E Auction Rate Preferred(1)	1,108	1,988
Series G Preferred	2,520,627	2,959,830
Series H Preferred	4,083,160	4,109,167
5.45% Series J Cumulative Preferred Stock (the “Series J Preferred”)(3)	0	1,300,000
Series K Preferred	3,813,640	3,813,640
Series M Preferred	685,500	1,000,000
Series N Preferred(4)	0	350,000
Preferred Stock(5)	0	18,799,523

(1)	The Fund commenced a tender offer for all of its outstanding Series C Auction Rate Preferred and Series E Auction Rate Preferred on November 16, 2023. The tender offer is scheduled to expire on January 5, 2024.
(2)	The Fund redeemed all of its outstanding Series D Preferred on December 26, 2019.
(3)	The Fund redeemed all of its outstanding Series J Preferred on January 31, 2022.

(4)	On December 1, 2023, the Fund’s Board approved an offering of up to 350,000 shares of the Series N Preferred for an aggregate maximum offering amount of up to $35,000,000. On December 12, 2023, the Fund filed Articles Supplementary with the State Department of Assessments and Taxation of Maryland classifying and designating 350,000 shares of preferred stock, without further designation as to class or series, as shares of Series N Preferred. The Series N Preferred are not registered under the Securities Act of 1933, as amended (the “Securities Act”), or listed on a securities exchange. The Fund issued 147,750 Series N Preferred in an initial closing for the offering of the Series N Preferred on December 28, 2023.
(5)	“Preferred Stock” refers to the Fund’s authorized and unissued shares of preferred stock without further designation as to class or series.

As of October 31, 2023, the Fund did not hold any shares of capital stock for its account. Upon a liquidation, each holder of preferred stock will be entitled to receive out of the assets of the Fund available for distribution to stockholders (after payment of claims of the Fund’s creditors but before any distributions with respect to the Fund’s common stock or any other class of capital stock of the Fund ranking junior to the preferred stock as to liquidation payments) an amount per share equal to such share’s liquidation preference plus any accumulated but unpaid distributions (whether or not earned or declared, excluding interest thereon) to the date of distribution, and such stockholders shall be entitled to no further participation in any distribution or payment in connection with such liquidation. Each series of preferred stock ranks on a parity with all other series of preferred stock of the Fund as to the payment of distributions and the distribution of assets upon liquidation, and is junior to the Fund’s obligations with respect to any outstanding senior securities representing debt. The preferred stock carries one vote per share on all matters on which such shares are entitled to vote. The issued and outstanding preferred stock is fully paid and non-assessable and has no preemptive, exchange or conversion rights. The Board may by resolution classify or reclassify any authorized but unissued shares of stock of the Fund from time to time by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions and terms and conditions of redemption. The Fund will not issue any class of capital stock senior to the preferred stock.

Rating Agency Guidelines. New issuances of shares of preferred stock may, but are not required to, be issued with a specified rating by a nationally recognized statistical rating organization. To the extent the Fund seeks a rating agency for its shares of preferred stock, the Fund expects that it will be required under Moody’s and Fitch guidelines to maintain assets having in the aggregate a discounted value at least equal to the Basic Maintenance Amount (as defined below) for its outstanding preferred stock with respect to the separate guidelines Moody’s and Fitch has each established for determining discounted value. To the extent any particular portfolio holding does not satisfy the applicable rating agency’s guidelines, all or a portion of such holding’s value will not be included in the calculation of discounted value (as defined by such rating agency). The Moody’s and Fitch guidelines also impose certain diversification requirements and industry concentration limitations on the Fund’s overall portfolio, and apply specified discounts to securities held by the Fund (except certain money market securities). The “Basic Maintenance Amount” is calculated as set out in the organizational documents for each series of preferred stock.

If the Fund does not cure in a timely manner a failure to maintain a discounted value of its portfolio equal to the Basic Maintenance Amount in accordance with the requirements of the applicable rating agency or agencies then rating the preferred stock at the request of the Fund, the Fund may, and in certain circumstances will be required to, mandatorily redeem preferred stock, as described below under “—Redemption.”

The Fund may, but is not required to, adopt any modifications to the rating agency guidelines that may hereafter be established by Moody’s and Fitch. Failure to adopt any such modifications, however, may result in a change in the relevant rating agency’s ratings or a withdrawal of such ratings altogether. In addition, any rating agency providing a rating for the preferred stock at the request of the Fund may, at any time, change or withdraw any such rating. The Board, without further action by the stockholders, may amend, alter, add to or repeal certain of the definitions and related provisions that have been adopted by the Fund pursuant to the rating agency guidelines if the Board determines that such modification is necessary to prevent a reduction in rating of the preferred stock by Moody’s and Fitch, as the case may be, is in the best interests of the holders of common stock and is not adverse to the holders of preferred stock in view of advice to the Fund by Moody’s and Fitch (or such other rating agency then rating the preferred stock at the request of the Fund) that such modification would not adversely affect, as the case may be, its then current rating of the preferred stock.

As described by Moody’s and Fitch, the ratings assigned to each series of preferred stock are assessments of the capacity and willingness of the Fund to pay the obligations of each such series. The ratings on these series of preferred stock are not recommendations to purchase, hold or sell shares of any series, inasmuch as the ratings do not comment as to market price or suitability for a particular investor. The rating agency guidelines also do not address the likelihood that an owner of preferred stock will be able to sell such shares on an exchange, in an auction or otherwise. The ratings are based on current information furnished to Moody’s and Fitch by the Fund and the Investment Adviser and information obtained from other sources. The ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, such information.

The rating agency guidelines apply to each series of preferred stock only so long as such rating agency is rating such series at the request of the Fund. The Fund pays fees to Moody’s and Fitch for rating the preferred stock.

Asset Maintenance Requirements. In addition to the requirements summarized under “—Rating Agency Guidelines” above, the Fund must also satisfy asset maintenance requirements under the 1940 Act with respect to its preferred stock. Under the 1940 Act, debt or additional preferred stock may be issued only if immediately after such issuance the value of the Fund’s total assets (less ordinary course liabilities) is at least 300% of the amount of any debt outstanding and at least 200% of the amount of any preferred stock and debt outstanding. The Fund is required under the applicable Articles Supplementary to determine whether it has, as of the last business day of each March, June, September and December of each year (for its Series E Auction Rate Preferred, Series H Preferred, Series K Preferred, Series M Preferred and Series N Preferred), at the time the Fund declares or pays any dividend or distribution on its common stock (other than a dividend payable solely in shares of common stock) and at the time the Fund purchases any of its common stock (for its Series G Preferred), and as of the last business day of each week (for its Series C Auction Rate Preferred), an “asset coverage” (as defined in the 1940 Act) of at least 200% (or such higher or lower percentage as may be required at the time under the 1940 Act) with respect to all outstanding senior securities of the Fund that are debt or stock, including any outstanding preferred stock. If the Fund fails to maintain the asset coverage required under the 1940 Act on such dates and such failure is not cured on or before 60 days, in the case of the Fixed Rate Preferred Stock, or 10 business days, in the case of the Auction Rate Preferred Stock, the Fund may, and in certain circumstances will be required to, mandatorily redeem the minimum number of shares of preferred stock sufficient to satisfy such asset coverage. See “—Redemption” below.

Distributions. In connection with the offering of one or more additional series of preferred stock, an accompanying Prospectus Supplement will specify whether dividends on such preferred stock will be based on a constant fixed rate or on a fixed rate that changes after an initial period (e.g., one year). Holders of additional shares of such “Fixed Rate Preferred Stock” will be entitled to receive, out of funds legally available therefor, cumulative cash distributions, at an annual rate set forth in the applicable Prospectus Supplement, payable with such frequency as set forth in the applicable Prospectus Supplement. Such distributions will accumulate from the date on which such shares are issued.

Restrictions on Dividends and Other Distributions for the Preferred Stock

So long as any preferred stock is outstanding, the Fund may not pay any dividend or other distribution (other than a dividend or other distribution paid in common stock or in options, warrants or rights to subscribe for or purchase common stock) in respect of the common stock or call for redemption, redeem, purchase or otherwise acquire for consideration any common stock (except by conversion into or exchange for shares of the Fund ranking junior to the preferred stock as to the payment of dividends or distributions and the distribution of assets upon liquidation), unless:

●	the Fund has declared and paid (or provided to the relevant dividend paying agent) all cumulative distributions on the Fund’s outstanding preferred stock due on or prior to the date of such common stock dividend or distribution;

●	the Fund has redeemed the full number of shares of preferred stock to be redeemed pursuant to any mandatory redemption provision in the Fund’s Governing Documents; and

●	after making the distribution, the Fund meets applicable asset coverage requirements described under “—Rating Agency Guidelines” and “—Asset Maintenance Requirements.”

No full distribution will be declared or made on any series of preferred stock for any dividend period, or part thereof, unless full cumulative distributions due through the most recent dividend payment dates therefor for all outstanding series of preferred stock of the Fund ranking on a parity with such series as to distributions have been or contemporaneously are declared and made. If full cumulative distributions due have not been made on all outstanding preferred stock of the Fund ranking on a parity with such series of preferred stock as to the payment of distributions, any distributions being paid on the preferred stock will be paid as nearly pro rata as possible in proportion to the respective amounts of distributions accumulated but unmade on each such series of preferred stock on the relevant dividend payment date. The Fund’s obligation to make distributions on the preferred stock will be subordinate to its obligations to pay interest and principal, when due, on any senior securities representing debt.

Redemption

Mandatory Redemption Relating to Asset Coverage Requirements. The Fund may, at its option, consistent with its Governing Documents and the 1940 Act, and in certain circumstances will be required to, mandatorily redeem preferred stock in the event that:

●	the Fund fails to maintain the asset coverage requirements specified under the 1940 Act on a quarterly valuation date and such failure is not cured on or before 60 days, in the case of the existing Fixed Rate Preferred Stock, following such failure; or

●	the Fund fails to maintain the asset coverage requirements as calculated in accordance with the applicable rating agency guidelines as of any monthly valuation date, and such failure is not cured on or before 10 business days after such valuation date.

The redemption price for preferred stock subject to mandatory redemption will be the liquidation preference, as stated in the Articles Supplementary of each existing series of preferred stock or the Prospectus Supplement accompanying the issuance of any additional series of preferred stock, including an amount equal to any accumulated but unpaid distributions (whether or not earned or declared) to the date fixed for redemption.

The number of shares of preferred stock that will be redeemed in the case of a mandatory redemption will equal the minimum number of outstanding shares of preferred stock, the redemption of which, if such redemption had occurred immediately prior to the opening of business on the applicable cure date, would have resulted in the relevant asset coverage requirement having been met or, if the required asset coverage cannot be so restored, all of the shares of preferred stock. In the event that shares of preferred stock are redeemed due to a failure to satisfy the 1940 Act asset coverage requirements, the Fund may, but is not required to, redeem a sufficient number of shares of preferred stock so that the Fund’s assets exceed the asset coverage requirements under the 1940 Act after the redemption by 10% (that is, 210% asset coverage). In the event that shares of preferred stock are redeemed due to a failure to satisfy applicable rating agency guidelines, the Fund may, but is not required to, redeem a sufficient number of shares of preferred stock so that the Fund’s discounted portfolio value (as determined in accordance with the applicable rating agency guidelines) after redemption exceeds the asset coverage requirements of each applicable rating agency by up to 10% (that is, 110% rating agency asset coverage).

If the Fund does not have funds legally available for the redemption of, or is otherwise unable to redeem, all the shares of preferred stock to be redeemed on any redemption date, the Fund will redeem on such redemption date that number of shares for which it has legally available funds, or is otherwise able to redeem, from the holders whose shares are to be redeemed ratably on the basis of the redemption price of such shares, and the remainder of those shares to be redeemed will be redeemed on the earliest practicable date on which the Fund will have funds legally available for the redemption of, or is otherwise able to redeem, such shares upon written notice of redemption.

If fewer than all shares of the Fund’s outstanding preferred stock are to be redeemed, the Fund, at its discretion and subject to the limitations of the Charter, the 1940 Act, and Maryland law, will select one or more series of preferred stock from which shares will be redeemed and the amount of preferred stock to be redeemed from each such series. If fewer than all shares of a series of preferred stock are to be redeemed, such redemption will be made as among the holders of that series pro rata in accordance with the respective number of shares of such series held by each such holder on the record date for such redemption. If fewer than all shares of preferred stock held by any holder are to be redeemed, the notice of redemption mailed to such holder will specify the number of shares to be redeemed from such holder, which may be expressed as a percentage of shares held on the applicable record date.

Optional Redemption of Fixed Rate Preferred Stock. Shares of any additional series of Fixed Rate Preferred Stock will not be subject to optional redemption by the Fund until the date, if any, specified in the applicable Prospectus or Prospectus Supplement, unless such redemption is necessary, in the judgment of the Fund, to maintain the Fund’s status as a regulated investment company under the Code. Commencing on such date and thereafter, the Fund may at any time redeem such Fixed Rate Preferred Stock in whole or in part for cash at a redemption price per share equal to the liquidation preference per share plus accumulated and unpaid distributions (whether or not earned or declared) to the redemption date. Such redemptions are subject to the notice requirements set forth under “—Redemption Procedures” and the limitations of the Charter, the 1940 Act and Maryland law.

Redemption Procedures. A notice of redemption with respect to an optional redemption will be given to the holders of record of preferred stock selected for redemption not less than (a) 15 days (subject to NYSE requirements), nor more than 40 days prior (in the case of the Series H Preferred, Series K Preferred, Series G Preferred, Series C Auction Rate Preferred, Series J Preferred, Series D Preferred, and Series F Preferred), (b) not less than 7 days, not more than 40 days prior (in the case of the Series E Auction Rate Preferred), (c) not less than 30 days, nor more than 60 days prior (in the case of the Series M Preferred) or (d) 30 days prior (in the case of the Series N Preferred) to the date fixed for redemption. Preferred stockholders may receive shorter notice in the event of a mandatory redemption. Each notice of redemption will state (i) the redemption date, (ii) the number or percentage of shares of preferred stock to be redeemed (which may be expressed as a percentage of such shares outstanding), (iii) the CUSIP number(s) of such shares, (iv) the redemption price (specifying the amount of accumulated distributions to be included therein), (v) the place or places where such shares are to be redeemed, (vi) that distributions on the shares to be redeemed will cease to accrue on such redemption date, (vii) the provision of the Articles Supplementary for the applicable series of preferred stock under which the redemption is being made and (viii) (except in the case of the Series C Auction Rate Preferred) any conditions precedent to such redemption. No defect in the notice of redemption or in the mailing thereof will affect the validity of the redemption proceedings, except as required by applicable law.

The holders of preferred stock, whether subject to a variable or fixed rate, will not have the right to redeem any of their shares at their option, unless specifically provided in the Charter.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred stock then outstanding will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per share of preferred stock plus accumulated and unpaid dividends, whether or not earned or declared, before any distribution of assets is made to holders of common stock. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred stock will not be entitled to any further participation in any distribution of assets by the Fund.

Voting Rights

Except as otherwise stated in this Prospectus, specified in the Charter or resolved by the Board or as otherwise required by applicable law, holders of preferred stock shall be entitled to one vote per share held on each matter submitted to a vote of the stockholders of the Fund and will vote together with holders of common stock and of any other preferred stock then outstanding as a single class.

In connection with the election of the Fund’s Directors, holders of the outstanding shares of preferred stock, voting together as a separate class, will be entitled at all times to elect two of the Fund’s Directors, and the remaining Directors will be elected by holders of common stock and holders of preferred stock, voting together as a single class. In addition, if (i) at any time dividends and distributions on outstanding shares of preferred stock are unpaid in an amount equal to at least two full years’ dividends and distributions thereon and sufficient cash or specified securities have not been deposited with the applicable paying agent for the payment of such accumulated dividends and distributions or (ii) at any time holders of any other series of preferred stock are entitled to elect a majority of the Directors of the Fund under the 1940 Act or the applicable Articles Supplementary creating such shares, then the number of Directors constituting the Board automatically will be increased by the smallest number that, when added to the two Directors elected exclusively by the holders of preferred stock as described above, would then constitute a simple majority of the Board as so increased by such smallest number. Such additional Directors will be elected by the holders of the outstanding shares of preferred stock, voting together as a separate class, at a special meeting of stockholders which will be called as soon as practicable and will be held not less than ten nor more than twenty days after the mailing date of the meeting notice. If the Fund fails to send such meeting notice or to call such a special meeting, the meeting may be called by any preferred stockholder on like notice. The terms of office of the persons who are Directors at the time of that election will continue. If the Fund thereafter pays, or declares and sets apart for payment in full, all dividends and distributions payable on all outstanding shares of preferred stock for all past dividend periods or the holders of other series of preferred stock are no longer entitled to elect such additional Directors, the additional voting rights of the holders of the preferred stock as described above will cease, and the terms of office of all of the additional Directors elected by the holders of the preferred stock (but not of the Directors with respect to whose election the holders of common stock were entitled to vote or the two Directors the holders of preferred stock have the right to elect as a separate class in any event) will terminate at the earliest time permitted by law.

So long as shares of preferred stock are outstanding, the Fund will not, without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the shares of preferred stock outstanding at the time, and present and voting on such matter, voting together as a separate class, amend, alter or repeal the provisions of the Charter whether by merger, consolidation or otherwise, so as to materially and adversely affect any of the rights, preferences or powers expressly set forth in the Charter with respect to such shares of preferred stock, unless the Fund obtains written confirmation from Moody’s, Fitch or any such other rating agency then rating the preferred stock that such amendment, alteration or repeal would not impair the rating then assigned by such rating agency to the preferred stock, in which case the vote or consent of the holders of the preferred stock is not required. Also, to the extent permitted under the 1940 Act, in the event shares of more than one series of preferred stock are outstanding, the Fund will not approve any action that materially and adversely affects the rights, preferences or powers expressly set forth in the Charter with respect to such shares of a series of preferred stock differently than those of shares of any other series of preferred stock without the affirmative vote of the holders of at least a majority, as defined in the 1940 Act, of the outstanding shares of preferred stock of each series materially adversely affected and outstanding at such time (each such materially adversely affected series voting as a separate class to the extent its rights are affected differently). For purposes of this paragraph, no matter shall be deemed to adversely affect any right, preference or power unless such matter (i) adversely alters or abolishes any preferential right of such series; (ii) creates, adversely alters or abolishes any right in respect of redemption of such series; or (iii) creates or adversely alters (other than to abolish) any restriction on transfer applicable to such series.

Under the Charter and applicable provisions of the 1940 Act and Maryland law, the affirmative vote of the holders of a majority, as defined under the 1940 Act, of the outstanding shares of the preferred stock, voting together as a separate class, will be required to approve any plan of reorganization adversely affecting the preferred stock or any action requiring a vote of security holders under Section 13(a) of the 1940 Act (other than a conversion of the Fund from a closed-end to an open-end investment company), including, among other things, changes in the Fund’s investment objectives or changes in the investment restrictions described as fundamental policies under “Investment Objectives and Policies” in this Prospectus and the SAI, “How the Fund Manages Risk—Investment Restrictions” in this Prospectus and “Investment Restrictions” in the SAI. Under the Charter, the affirmative vote of the holders of 66 ⅔% of the outstanding shares of each class of stock of the Fund normally entitled to vote in the election of directors, each such class voting as a separate class, is required to authorize the conversion of the Fund from a closed-end to an open-end investment company. For purposes of this paragraph, except as otherwise required under the 1940 Act, the vote of the holders of a majority of the outstanding shares of preferred stock means, in accordance with Section 2(a)(42) of the 1940 Act, the vote, at the annual or a special meeting of the stockholders of the Fund duly called (i) of 67% or more of the shares of preferred stock present at such meeting, if the holders of more than 50% of the outstanding shares of preferred stock are present or represented by proxy, or (ii) more than 50% of the outstanding shares of preferred stock, whichever is less. The class vote of holders of preferred stock described above will in each case be in addition to any other approvals by shareholders that may be required under the 1940 Act to authorize the action in question.

The calculation of the elements and definitions of certain terms of the rating agency guidelines may be modified by action of the Board without further action by the stockholders if the Board determines that such modification is necessary to prevent a reduction in rating of the shares of preferred stock by Moody’s and/or Fitch (or such other rating agency then rating the preferred stock at the request of the Fund), as the case may be, or is in the best interests of the holders of common stock and is not adverse to the holders of preferred stock in view of advice to the Fund by the relevant rating agencies that such modification would not adversely affect its then-current rating of the preferred stock.

The foregoing voting provisions will not apply to any series of preferred stock if, at or prior to the time when the act with respect to which such vote otherwise would be required will be effected, such stock will have been redeemed or called for redemption and sufficient cash or cash equivalents provided to the applicable paying agent to effect such redemption. The holders of preferred stock will have no preemptive rights or rights to cumulative voting.

Limitation on Issuance of Preferred Stock

So long as the Fund has preferred stock outstanding, subject to receipt of approval from the rating agencies of each series of preferred stock outstanding, and subject to compliance with the Fund’s investment objectives, policies and restrictions, the Fund may issue and sell shares of one or more other series of additional preferred stock provided that the Fund will, immediately after giving effect to the issuance of such additional preferred stock and to its receipt and application of the proceeds thereof (including, without limitation, to the redemption of preferred stock to be redeemed out of such proceeds), have an “asset coverage” for all senior securities of the Fund which are stock, as defined in the 1940 Act, of at least 200% of the sum of the liquidation preference of the shares of preferred stock of the Fund then outstanding and all indebtedness of the Fund constituting senior securities, and no such additional preferred stock will have any preference or priority over any other preferred stock of the Fund upon the distribution of the assets of the Fund or in respect of the payment of dividends or distributions.

The Fund will consider from time to time whether to offer additional preferred stock or securities representing indebtedness and may issue such additional securities if the Board concludes that such an offering would be consistent with the Charter and applicable law, and in the best interest of the Fund.

Book Entry. Shares of Fixed Rate Preferred Stock sold through this offering will initially be held in the name of Cede & Co. as nominee for DTC. The Fund will treat Cede & Co. as the holder of record of such shares for all purposes. In accordance with the procedures of DTC, however, purchasers of Fixed Rate Preferred Stock will be deemed the beneficial owners of shares purchased for purposes of dividends, voting and liquidation rights.

Outstanding Security, Authorized [Shares]	[7]	18,799,523
Outstanding Security, Held [Shares]	[7]	0
Cumulative Preferred Shares Auction Rate Series C Preferred [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 62,300		$ 62,300				$ 62,300				$ 62,300	$ 72,000	$ 72,000	$ 72,000	$ 72,000	$ 72,000	$ 72,000	$ 72,000
Senior Securities Coverage per Unit				$ 118,342		$ 113,590				$ 116,432				$ 111,456	$ 108,305	$ 105,562	$ 123,830	$ 102,426	$ 118,593	$ 136,308	$ 128,106
Cumulative Preferred Shares 5. 875 Serie A Preferred [Member]
Financial Highlights [Abstract]
Senior Securities Amount																$ 59,097	$ 59,097	$ 59,097	$ 59,097	$ 59,097	$ 59,097
Senior Securities Coverage per Unit																$ 105.56	$ 123.83	$ 102.43	$ 118.59	$ 136.31	$ 128.11
Cumulative Preferred Shares Auction Rate Series E Preferred [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 27,700		$ 27,700				$ 27,700				$ 27,700	$ 28,000	$ 28,000	$ 28,000	$ 28,000	$ 28,000	$ 28,000	$ 28,000
Senior Securities Coverage per Unit				$ 118,342		$ 113,590				$ 116,432				$ 111,456	$ 108,305	$ 105,562	$ 123,830	$ 102,426	$ 118,593	$ 136,308	$ 128,106
Cumulative Preferred Shares 5. 000 Serie G Preferred [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 64,647		$ 65,060				$ 69,491				$ 69,491	$ 69,495	$ 69,495	$ 69,495	$ 69,743	$ 69,925	$ 70,099	$ 70,373
Senior Securities Coverage per Unit				$ 118.34		$ 113.59				$ 116.43				$ 111.46	$ 108.30	$ 105.56	$ 123.83	$ 102.43	$ 118.59	$ 136.31	$ 128.11
Cumulative Preferred Shares 5. 000 Serie H Preferred [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 102,910		$ 103,195				$ 104,322				$ 104,322	$ 104,322	$ 104,322	$ 104,322	$ 104,494	$ 104,644	$ 104,674	$ 104,757
Senior Securities Coverage per Unit				$ 118.34		$ 113.59				$ 116.43				$ 111.46	$ 108.30	$ 105.56	$ 123.83	$ 102.43	$ 118.59	$ 136.31	$ 128.11
Cumulative Preferred Shares 5. 450 Serie J Preferred [Member]
Financial Highlights [Abstract]
Senior Securities Amount										$ 80,000				$ 80,000	$ 80,000	$ 80,000	$ 80,000	$ 80,000
Senior Securities Coverage per Unit										$ 116.43				$ 111.46	$ 108.30	$ 105.56	$ 123.83	$ 102.43
Cumulative Preferred Shares 5. 000 Serie K Preferred [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 98,243		$ 98,243				$ 99,825				$ 99,825	$ 100,000
Senior Securities Coverage per Unit				$ 118.34		$ 113.59				$ 116.43				$ 111.46	$ 108.30
Cumulative Preferred Shares 4. 250 Serie M Cumulative Preferred [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 68,550		$ 68,550				$ 67,850
Senior Securities Coverage per Unit				$ 473.37		$ 113.59				$ 116.43
Cumulative Preferred Shares 5. 875 Serie D Preferred [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 59,097	$ 59,097	$ 59,097	$ 59,097	$ 59,097
Senior Securities Coverage per Unit																	$ 123.83	$ 102.43	$ 118.59	$ 136.31	$ 128.11
How The Fund Manages Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

HOW THE FUND MANAGES RISK

Investment Restrictions

The Fund has adopted certain investment limitations, some of which are fundamental policies of the Fund, designed to limit investment risk and maintain portfolio diversification. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority, as defined in the 1940 Act, of the outstanding voting securities of the Fund (voting together as a single class). The Fund may become subject to guidelines that are more limiting than its current investment restrictions in order to obtain and maintain ratings from Moody’s and Fitch Ratings, Inc. (“Fitch”) on certain series of its preferred stock.

Interest Rate Transactions

The Fund may enter into interest rate swap or cap transactions. The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the “counterparty”) periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on its outstanding Series C Auction Rate Preferred and Series E Auction Rate Preferred (together, the “Auction Rate Preferred Stock”). In an interest rate cap, the Fund would pay a premium to the counterparty to the interest rate cap and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from the counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends or distributions when due in accordance with the Articles Supplementary of the relevant series of the Auction Rate Preferred Stock even if the counterparty defaulted. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend or distribution payments on the Auction Rate Preferred Stock. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend or distribution payments on the Auction Rate Preferred Stock. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, resulting in a decline in the asset coverage for the Auction Rate Preferred Stock. A sudden and dramatic decline in interest rates may result in a significant decline in the asset coverage. Under the Articles Supplementary for each series of preferred stock, if the Fund fails to maintain the required asset coverage on the outstanding preferred stock or fails to comply with other covenants, the Fund may be required to redeem some or all of these shares. The Fund generally may redeem any series of Auction Rate Preferred Stock, in whole or in part, at its option at any time (usually on a dividend or distribution payment date), other than during a non-call period. Such redemption would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transactions. Early termination of a swap could result in a termination payment by the Fund to the counterparty, while early termination of a cap could result in a termination payment to the Fund.

The Fund will usually enter into swaps or caps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will monitor any such swap with a view to ensuring that the Fund remains in compliance with all applicable regulatory investment policy and tax requirements.

Common Share [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]

Common Stock

Pursuant to an amendment to the Fund’s Charter that was approved by stockholders in 2004, the Board may increase or decrease the aggregate number of shares of stock of the Fund or the number of shares of any class or series that the Fund has authority to issue without stockholder approval. The Fund is currently authorized to issue 337,024,900 shares of common stock, par value $0.001 per share. Holders of the common stock are entitled to one vote per share held. Holders of the common stock are entitled to share equally in distributions authorized by the Board and payable to the holders of such shares and in the net assets of the Fund available on liquidation for distribution to holders of such shares. The shares of common stock have noncumulative voting rights and no conversion, preemptive or other subscription rights, and are not redeemable. In the event of liquidation, each share of the Fund’s common stock is entitled to its proportion of the Fund’s assets after payment of debts and expenses and the amounts payable to holders of the Fund’s preferred stock ranking senior to the shares of common stock of the Fund as described below.

Offerings of stock require approval by the Board. Any additional offering of common stock will be subject to the requirements of the 1940 Act, which provides that common stock may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing holders of common stock or with the consent of a majority of the Fund’s outstanding voting securities.

The Fund’s outstanding common stock is listed and traded on the NYSE under the symbol “GAB.” The average weekly trading volume of the common stock on the NYSE during the period from January 1, 2022 through December 31, 2022 was 2,642,587 shares. The Fund determines its NAV on a daily basis. The following table sets forth, for the quarters indicated, the highest and lowest daily closing prices on the NYSE per common share, and the NAV per common share and the premium to or discount from NAV, on the date of each of the high and low market prices. The table also sets forth the number of common shares traded on the NYSE during the respective quarters.

	Market Price		Corresponding Net Asset Value (“NAV”) Per Share		Corresponding Premium or Discount as a % of NAV
Quarter Ended	High	Low	High	Low	High	Low
March 31, 2021	$7.05	$6.07	$6.67	$5.78	5.70%	5.02%
June 30, 2021	$7.54	$6.67	$6.83	$6.48	10.40%	2.93%
September 30, 2021	$7.07	$6.52	$6.62	$6.26	6.80%	4.15%
December 31, 2021	$7.37	$6.64	$6.46	$6.28	14.09%	5.73%
March 31, 2022	$7.24	$6.76	$6.45	$5.79	12.25%	16.75%
June 30, 2022	$7.05	$5.54	$5.95	$4.73	18.49%	17.12%
September 30, 2022	$6.53	$5.50	$5.37	$4.47	21.60%	23.04%
December 31, 2022	$6.16	$4.97	$5.53	$4.54	11.39%	9.47%
March 31, 2023	$5.99	$5.41	$5.53	$4.93	8.32%	9.74%
June 30, 2023	$5.80	$5.33	$5.30	$5.02	9.43%	6.18%
September 30, 2023	$5.87	$5.13	$5.30	$4.79	10.75%	7.10%

On December 28, 2023, the last reported price for our common shares was $5.13 and the net asset value per share on December 28, 2023 was $5.21 per share. Accordingly, our common stock traded at a discount to net asset value of -1.54% on December 28, 2023.

The Fund’s net asset value per share will be reduced immediately following the offering of common stock by the amount of the sales load and offering expenses paid by the Fund. See “Use of Proceeds.” Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a stockholder determines to buy additional shares of common stock or sell shares already held, the stockholder may do so by trading through a broker on the NYSE or otherwise.

Shares of closed-end investment companies often trade on an exchange at prices lower than net asset value. The Fund’s shares of common stock have traded in the market at both premiums to and discounts from net asset value. Over the Fund’s thirty-seven year history, the range fluctuated from a 38% premium in 2002 to a 27% discount in 1987. Beginning in early 2001, the market price of the Fund exceeded the net asset value and this premium continued through September 2005. The previous extended period over which the premium existed occurred during the twenty month period from August 1993 to March 1995. As of September 30, 2023, the market price of the Fund closed at an approximate 7.1% premium to its net asset value. Because the market value of the common stock may be influenced by such factors as dividend and distribution levels (which are in turn affected by expenses), dividend and distribution stability, net asset value, market liquidity, relative demand for and supply of such shares in the market, unrealized gains, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot assure you that shares of common stock will trade at a price equal to or higher than net asset value in the future. The common stock is designed primarily for long term investors and you should not purchase the shares of the common stock if you intend to sell them soon after purchase.

The Fund’s common stockholders vote together with the holders of preferred stock, as a single class, to elect the Fund’s Board (other than two directors elected exclusively by holders of the Fund’s preferred stock) and, except as described below, on additional matters with respect to which the 1940 Act, the Governing Documents or resolutions adopted by the Directors provide for a vote of the Fund’s common stockholders. Holders of the Fund’s preferred stock vote together as a single class to elect two of the directors of the Fund and vote together as a single class, separately from holders of the Fund’s common stock, to approve any plan of reorganization adversely affecting the preferred stock and to approve certain amendments to the Charter, whether by merger, consolidation or otherwise, that materially and adversely affect the contract rights of the existing preferred stock as set forth in the Charter. In addition, the affirmative vote of the holders of 66 ⅔% of the outstanding shares of each class of stock of the Fund normally entitled to vote in the election of directors, each such class voting as a separate class, is required to authorize the conversion of the Fund from a closed-end to an open-end investment company. See “Anti-Takeover Provisions of the Fund’s Governing Documents.”

The Fund may repurchase its shares of common stock from time to time as and when it deems such repurchase advisable from legally available funds, subject to rights of holders of the Fund’s outstanding preferred stock and maintaining required asset coverage for each series of outstanding preferred stock. The Board has adopted a policy to authorize such repurchases when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the net asset value of the shares. Although the Board has authorized such repurchases, the Fund is not required to repurchase its shares. The policy does not limit the amount of common stock that can be repurchased. The percentage of the discount from net asset value at which share repurchases will be authorized may be changed at any time by the Board. Through December 31, 2022, the Fund has not repurchased shares of its common stock under this authorization.

Series C Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	[8]	Series C Auction Rate Preferred(1)
Outstanding Security, Authorized [Shares]	[8]	4,812
Outstanding Security, Held [Shares]	[8]	2,492
Series D Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	[9]	5.875% Series D Cumulative Preferred Stock (the “Series D Preferred”)(2)
Outstanding Security, Authorized [Shares]	[9]	636,140
Outstanding Security, Held [Shares]	[9]	0
Series E Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	[8]	Series E Auction Rate Preferred(1)
Outstanding Security, Authorized [Shares]	[8]	1,988
Outstanding Security, Held [Shares]	[8]	1,108
Series G Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series G Preferred
Outstanding Security, Authorized [Shares]		2,959,830
Outstanding Security, Held [Shares]		2,520,627
Series H Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series H Preferred
Outstanding Security, Authorized [Shares]		4,109,167
Outstanding Security, Held [Shares]		4,083,160
Series J Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	[10]	5.45% Series J Cumulative Preferred Stock (the “Series J Preferred”)(3)
Outstanding Security, Authorized [Shares]	[10]	1,300,000
Outstanding Security, Held [Shares]	[10]	0
Series K Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series K Preferred
Outstanding Security, Authorized [Shares]		3,813,640
Outstanding Security, Held [Shares]		3,813,640
Series M Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series M Preferred
Outstanding Security, Authorized [Shares]		1,000,000
Outstanding Security, Held [Shares]		685,500
Series N Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	[11]	Series N Preferred(4)
Outstanding Security, Authorized [Shares]	[11]	350,000
Outstanding Security, Held [Shares]	[11]	0
Preferred Share [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	[7]	Preferred Stock(5)
Subscription Rights [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]

Subscription Rights

General. We may issue subscription rights to holders of our (i) common stock to purchase common and/or preferred stock or (ii) preferred stock to purchase preferred stock (subject to applicable law). Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to holders of our common stock or preferred stock, we would distribute certificates or other documentation evidencing the subscription rights and a prospectus supplement to our common or preferred stockholders as of the record date that we set for determining the stockholders eligible to receive subscription rights in such subscription rights offering.

The applicable prospectus supplement would describe the following terms of the subscription rights in respect of which this prospectus is being delivered:

●	the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

●	the underwriter or distributor, if any, of the subscription rights and any associated underwriting fees or discounts applicable to purchases of the rights;

●	the title of such subscription rights;

●	the exercise price for such subscription rights (or method of calculation thereof);

●	the number of such subscription rights issued in respect of each share of common stock or each share of preferred stock;

●	the number of rights required to purchase a single share of common stock or share of preferred stock;

●	the terms of the preferred stock, if any, for which a holder of such rights may subscribe;

●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

●	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

●	the date on which the right to exercise such subscription rights will commence, and the date on which such right will expire (subject to any extension);

●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

●	any termination right we may have in connection with such subscription rights offering; and

●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Exercise of Subscription Rights. A certain number of subscription rights would entitle the holder of the subscription right(s) to purchase for cash such number of shares of common stock or shares of preferred stock at such exercise price as in each case is set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby. Subscription rights would be exercisable at any time up to the close of business on the expiration date for such subscription rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights would become void. Upon expiration of the rights offering and the receipt of payment and the subscription rights certificate or other appropriate documentation properly executed and completed and duly executed at the corporate trust office of the subscription rights agent, or any other office indicated in the prospectus supplement, the shares of common stock or shares of preferred stock purchased as a result of such exercise will be issued as soon as practicable. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		The Gabelli Equity Trust Inc.
Entity Address, Address Line Two		One Corporate Center
Entity Address, City or Town		Rye
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10580-1422
City Area Code		(914)
Local Phone Number		921-5100
Contact Personnel Name		John C. Ball

[1]	Estimated maximum amount based on offering of $300 million in shares of common stock and $200 million in shares of preferred stock. The estimates assume a 1.00% sales load on common stock and $1,150,000 in common offering expenses, and 3.15% sales load on preferred stock and $720,000 in preferred offering expenses. The sales load on preferred stock is an expense borne by the Fund and indirectly by the holders of its common stock. Actual sales loads and offering expenses may be higher or lower than these estimates and will be set forth in the Prospectus Supplement if applicable.
[2]	There are no fees charged to stockholders for participating in the Fund’s Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan. However, stockholders participating in the Plan that elect to make additional cash purchases under the Plan would pay $0.75 per transaction plus a per share fee (which includes any applicable brokerage commissions) to purchase shares and $2.50 per transaction plus a per share fee (which includes any applicable brokerage commissions) to sell shares. See “Automatic Dividend Reinvestment and Voluntary Cash Purchase Plans.”
[3]	Assumes issuance of $200 million in liquidation preference of fixed rate preferred stock, net assets attributable to common stock of approximately $1.77 billion (which includes the issuance of $300 million in common stock) and $720,000 in preferred offering expenses. The actual amounts in connection with any offering will be set forth in the Prospectus Supplement if applicable.
[4]	The Investment Adviser’s fee is 1.00% annually of the Fund’s average weekly net assets. The Fund’s average weekly net assets will be deemed to be the average weekly value of the Fund’s total assets minus the sum of the Fund’s liabilities (such liabilities exclude (i) the aggregate liquidation preference of outstanding shares of preferred stock and accumulated dividends, if any, on those shares and (ii) the liabilities for any money borrowed). Consequently, because the Fund has preferred stock outstanding, the investment management fees and other expenses as a percentage of net assets attributable to common stock will be higher than if the Fund did not utilize a leveraged capital structure.
[5]	“Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuances.
[6]	Dividends on Preferred Stock represent the aggregate of (1) the estimated annual distributions on the existing preferred stock outstanding and (2) the distributions that would be made assuming $200 million of preferred stock is issued with a fixed dividend rate of 6.00%. There can, of course, be no guarantee that any preferred stock would be issued or, if issued, the terms thereof.
[7]	“Preferred Stock” refers to the Fund’s authorized and unissued shares of preferred stock without further designation as to class or series.
[8]	The Fund commenced a tender offer for all of its outstanding Series C Auction Rate Preferred and Series E Auction Rate Preferred on November 16, 2023. The tender offer is scheduled to expire on January 5, 2024.
[9]	The Fund redeemed all of its outstanding Series D Preferred on December 26, 2019.
[10]	The Fund redeemed all of its outstanding Series J Preferred on January 31, 2022.
[11]	On December 1, 2023, the Fund’s Board approved an offering of up to 350,000 shares of the Series N Preferred for an aggregate maximum offering amount of up to $35,000,000. On December 12, 2023, the Fund filed Articles Supplementary with the State Department of Assessments and Taxation of Maryland classifying and designating 350,000 shares of preferred stock, without further designation as to class or series, as shares of Series N Preferred. The Series N Preferred are not registered under the Securities Act of 1933, as amended (the “Securities Act”), or listed on a securities exchange. The Fund issued 147,750 Series N Preferred in an initial closing for the offering of the Series N Preferred on December 28, 2023.